SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended
Sep. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	715,000
Weighted average remaining contractual life (years)	3 years 7 days
Weighted average exercise price, ending | $ / shares	$ 1.51
Number of Options, Exercisable, Ending | shares	642,500
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.44
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	250,000
Weighted average remaining contractual life (years)	2 years 6 months
Weighted average exercise price, ending | $ / shares	$ 0.82
Number of Options, Exercisable, Ending | shares	250,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 0.82
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	240,000
Weighted average remaining contractual life (years)	2 years 9 months
Weighted average exercise price, ending | $ / shares	$ 1.22
Number of Options, Exercisable, Ending | shares	240,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.22
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	115,000
Weighted average remaining contractual life (years)	3 years 29 days
Weighted average exercise price, ending | $ / shares	$ 2.65
Number of Options, Exercisable, Ending | shares	115,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 2.65
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	10,000
Weighted average remaining contractual life (years)	3 years 9 months
Weighted average exercise price, ending | $ / shares	$ 6.20
Number of Options, Exercisable, Ending | shares	10,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 6.20
Stock Options Five [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	10,000
Weighted average remaining contractual life (years)	4 years 6 months 29 days
Weighted average exercise price, ending | $ / shares	$ 3.82
Number of Options, Exercisable, Ending | shares	5,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 3.82
Stock Options Six [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	90,000
Weighted average remaining contractual life (years)	4 years 9 months 29 days
Weighted average exercise price, ending | $ / shares	$ 1.93
Number of Options, Exercisable, Ending | shares	22,500
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.93